Note 23 - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
December 31, 2015	$443
December 31, 2016	450
December 31, 2017	457
December 31, 2018	464
December 31, 2019	471
Thereafter	949
$3,234